Consolidated Balance Sheets (Parentheticals) ¥ in Thousands	Aug. 31, 2022 CNY (¥) shares	Aug. 31, 2022 $ / shares	Aug. 31, 2021 CNY (¥) shares	Aug. 31, 2021 $ / shares
Statement of Financial Position [Abstract]
Net of allowance	¥ 30		¥ 119
Accounts receivable, net of allowance	13,793		19,895
Net of allowance, amounts due from related parties	572		233
Net of allowance, other receivables, deposits and other assets	1,677		797
Net of allowance, amounts due from Affected Entities
Net of allowance, other non-current assets	237		829
Accounts payable	6,154		10,941
Amounts due to related parties	294,164		5,641
Accrued expenses and other current liabilities	27,790		13,876
Short term loans
Income tax payable	19,983		19,091
Contract liabilities	107,494		139,126
Refund liabilities	9,458		10,398
Operating lease liabilities	20,779		12,005
Bond payable
Amounts due to Affected Entities			276,378
Non-current contract liabilities	1,108		1,084
Deferred tax liabilities	9,551		9,561
Long-term loan
Other non-current liabilities	11,197		13,154
Operating lease liabilities	¥ 72,464		¥ 83,475
Share capital par value (in Dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Share capital shares issued (in Shares) | shares	118,669,795		118,928,526
Share capital shares outstanding (in Shares) | shares	118,669,795		118,928,526